BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ (25,371)	$ (90,528)	$ (15,961)
Arauco Forest Brasil Sa [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(21,990)	(84,241)	(14,407)
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(4,843)	(18,015)	(3,543)
Sonae Arauco S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(16,092)	15,880	(3,759)
Arauco Canada Ltd. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	357	6,636	5,842
Arauco Industria Mexico S.A.de C.V. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(3,008)	(10,052)	3,148
Others [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(2,928)	1,387	(1,312)
Total reserve of exchange differences on translation [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ (73,875)	$ (178,933)	$ (29,992)